Inventories, net (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 172.5	$ 168.2
Work-in-process	73.1	67.4
Finished goods	243.5	225.8
Reserves	(30.1)	(28.7)
Inventories, net	$ 459.0	$ 432.7